Statements of Cash Flows - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015
Cash flows from operating activities:
Net (loss)	$ (3,095)	$ (5,239,226)	$ (5,649)	$ (697,205)
Accounts Receivable			7,500
Accounts Payable			(8,500)
Common stock compensation
Changes in derivative liabilities		4,614,094
Amortization of Debt discount		238,793		24,871
Imputed interest				200
Common stock issued for services	3,000			579,000
Adjustments to reconcile Net Income to Net Cash provided by operations:
Inventory		(48,411)
Due from related party		2,712		(2,713)
Accrued expense		(7,722)		4,086
Accrued interest payable		13,805
Payroll tax liabilities		5,493
Net cash (used in) operating activities	(95)	(420,462)	(6,649)	(91,761)
Cash flows from investing activities:
Developed software		(51,892)
Other			(707)
Cash used in tangible asset				(40,600)
Net cash (used in) provided by investing activities		(51,892)	(707)	(40,600)
Cash flows from financing activities:
Cash contribution	100
Repurchased of common stock		(345,000)
Loans payable - others		(35,000)
Proceed from convertible notes payables		867,577		85,000
Issuance of common stock for cash				50,000
Net cash provided by financing activities	100	487,577		135,000
Net cash increased in cash	5	15,223	(7,356)	2,639
Cash at beginning of period		2,644	54,151	54,151
Cash at end of period	54,151	17,867	46,765	2,644
Supplemental Disclosures of cash flow information:
Interest
Income taxes